SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising and Promotional Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Advertising and Promotional Costs
Advertising and promotional expenses	$ 476,000	$ 631,000